Summary of foreign currency sensitivity (Details) (Parenthetical) - Currency risk [member]	Mar. 31, 2025
United States of America Dollars Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Foreign currency sensitivity, percentage of reasonably possible change in actuarial assumption	5.00%
Euro Member Countries Euro Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Foreign currency sensitivity, percentage of reasonably possible change in actuarial assumption	5.00%
United Kingdom Pounds Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Foreign currency sensitivity, percentage of reasonably possible change in actuarial assumption	5.00%
Singapore Dollars Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Foreign currency sensitivity, percentage of reasonably possible change in actuarial assumption	5.00%